(registered trademark)
FIDELITY
MONEY MARKET
TRUST:
DOMESTIC
MONEY MARKET
PORTFOLIO
ANNUAL REPORT
AUGUST 31, 1995
FDMM-ANN-1095
4129
CONTENTS



SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 INVESTMENTS                                      3     A complete list of the fund's
                                                        investments with their market
                                                        values.

 FINANCIAL STATEMENTS                             5     Statements of assets and liabilities,
                                                        operations, and changes in net
                                                        assets, as well as financial
                                                        highlights.

NOTES                                             9     Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS                 11    The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 5.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Chemical Bank
9/15/95 5.78% $ 2,750,000 $ 2,743,850
9/27/95 5.85  356,067  354,579
10/23/95 5.78  2,300,000  2,281,064
CoreStates Bank of Delaware, N.A.
9/26/95 5.78  1,500,000  1,494,032
9/28/95 5.78  1,000,000  995,702
Mellon Bank, N.A.
9/1/95 6.01  6,000,000  6,000,000
10/25/95 5.76  2,414,136  2,393,567
NationsBank of Georgia
9/18/95 5.80  2,200,000  2,194,037
TOTAL BANKERS' ACCEPTANCES   18,456,831
COMMERCIAL PAPER - 53.6%

AVCO Financial Services, Inc.
9/12/95 5.78  1,000,000  998,243
10/30/95 5.78  5,000,000  4,953,373
American General Finance Corp.
10/4/95 5.75  5,000,000  4,973,875
10/5/95 5.75  5,000,000  4,973,083
11/8/95 5.79  5,000,000  4,946,072
American Telephone & Telegraph Co.
11/30/95 5.72  5,000,000  4,929,876
Associates Corp. of North America
9/1/95 5.98  5,000,000  5,000,000
10/6/95 5.71  4,000,000  3,978,105
Bear Stearns Cos., Inc.
10/13/95 5.78  5,000,000  4,966,576
Beneficial Corp.
10/16/95 5.77  5,000,000  4,964,313
CIESCO, L.P.
10/12/95 5.79  5,000,000  4,967,314
10/13/95 5.79  5,000,000  4,966,516
10/26/95 5.76  5,000,000  4,956,458
CIT Group Holdings, Inc.
9/18/95 6.06  5,000,000  4,985,975
Corporate Asset Funding Co., Inc.
11/2/95 5.77  10,000,000  9,901,833
Electronic Data Systems Corp.
9/15/95 5.75  2,000,000  1,995,567
Enterprise Funding Corp.
9/13/95 5.80  1,400,000  1,397,299
General Electric Capital Corp.
9/19/95 5.85  4,000,000  3,988,500
10/3/95 5.76  5,000,000  4,974,667
11/22/95 5.76  5,000,000  4,935,653
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Georgia Power Co.
9/7/95 5.80% $ 5,250,000 $ 5,244,952
Lilly (Eli) & Co.
10/17/95 5.78  5,000,000  4,963,456
10/18/95 5.78  5,000,000  4,962,661
Morgan (J.P.) & Co.
12/20/95 5.73  5,000,000  4,914,597
Morgan Stanley Group, Inc.
10/10/95 5.78  5,000,000  4,969,017
National Rural Util. Coop. Fin. Corp.
9/5/95 5.93  5,000,000  4,996,744
10/16/95 5.77  10,000,000  9,928,375
Norwest Corp.
9/5/95 6.01  5,000,000  4,996,716
Pitney Bowes Inc.
10/11/95 5.76  4,000,000  3,974,667
Preferred Receivables Funding Corp.
9/11/95 5.78  5,000,000  4,992,014
9/14/95 5.78  5,000,000  4,989,618
Prospect Street Senior Portfolio LP
9/1/95 5.81  4,021,000  4,021,000
9/19/95 5.81  3,821,000  3,809,957
Prudential Funding Corp.
11/15/95 5.78  5,000,000  4,940,729
United Parcel Service
9/8/95 5.95  2,875,000  2,871,719
TOTAL COMMERCIAL PAPER   166,329,520
FEDERAL AGENCIES - 17.7%
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 3.0%
9/29/95 5.89  4,500,000  4,479,771
2/22/96 5.65  5,000,000  4,867,083
   9,346,854
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 3.1%
2/26/96 5.50  10,000,000  9,728,056
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 5.2%
10/20/95 5.68  5,000,000  4,961,889
11/15/95 5.73  10,000,000  9,882,293
2/9/96 5.64  1,298,000  1,266,074
   16,110,256
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 3.2%
10/27/95 5.68  5,000,000  4,956,446
11/3/95 5.68  5,000,000  4,951,000
   9,907,446
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS - 3.2%
9/5/95 5.66% (a) $ 10,000,000 $ 10,000,000
TOTAL FEDERAL AGENCIES   55,092,612
BANK NOTES - 7.3%

Bank of America - Illinois
9/28/95 5.90  5,000,000  5,000,000
First Bank N.A. - Minnesota
10/10/95 5.78   4,000,000  3,999,915
Harris Trust & Savings Bank, Chicago
10/31/95 5.73  5,000,000  5,000,000
NBD Bank, N.A.
1/31/96 5.73  3,600,000  3,574,092
NationsBank of Texas
10/10/95 6.00  5,000,000  5,000,000
TOTAL BANK NOTES   22,574,007
MASTER NOTES (A) - 1.3%

J.P. Morgan Securities
9/1/95 6.08  4,000,000  4,000,000
MEDIUM-TERM NOTES (A) - 2.9%
Beneficial Corp.
9/15/95 5.89  5,000,000  4,999,857
General Motors Acceptance Corp.
11/7/95 5.98  4,000,000  4,000,000
TOTAL MEDIUM-TERM NOTES   8,999,857
SHORT-TERM NOTES (A) - 4.2%

CSA Funding - A (b)
9/8/95 5.88  6,000,000  6,000,000
Capital One Funding Corp.
9/8/95 5.84  7,100,000  7,100,000
TOTAL SHORT-TERM NOTES   13,100,000
REPURCHASE AGREEMENTS - 7.1%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 8/31/95 due 9/1/95:
  At 5.83%  $ 22,056,573 $ 22,053,000
TOTAL INVESTMENTS - 100%  $ 310,605,827
Total Cost for Income Tax Purposes  $ 310,605,827

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - A 10/28/93 $ 6,000,000
INCOME TAX INFORMATION
At August 31, 1995, the fund had a capital loss carryforward of approximately of $74,000 which $40,000, $32,000 and $2,000 will expire on August 31, 1996, 1997 and 1998, respectively.
For the period ended August 31, 1995, approximately 4% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

1.ASSETS                                                                                   2.            3.

4.Investment in securities, at value (including repurchase agreements of $22,053,000) -    5.            $ 310,605,827
See accompanying schedule

6.Cash                                                                                     7.             33,915


8.Interest receivable                                                                      9.             456,025

10. 11.TOTAL ASSETS                                                                        12.            311,095,767

13.LIABILITIES                                                                             14.           15.

16.Payable for investments purchased                                                       $ 9,728,055   17.

18.Distributions payable                                                                    398,010      19.

20.Accrued management fee                                                                   106,950      21.

22. 23.TOTAL LIABILITIES                                                                   24.            10,233,015

25.26.NET ASSETS                                                                           27.           $ 300,862,752

28.Net Assets consist of:                                                                  29.           30.

31.Paid in capital                                                                         32.           $ 300,924,146

33.Accumulated net realized gain (loss) on investments                                     34.            (61,394)

35.36.NET ASSETS, for 300,924,146 shares outstanding                                       37.           $ 300,862,752

38.39.NET ASSET VALUE, offering price and redemption price per share                       40.            $1.00
($300,862,752 (divided by) 300,924,146 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

41.42.INTEREST INCOME                                         43.           $ 18,542,323

44.EXPENSES                                                   45.           46.

47.Management fee                                             $ 1,352,919   48.

49.Non-interested trustees' compensation                       1,535        50.

51. 52.TOTAL EXPENSES                                         53.            1,354,454

54.55.NET INTEREST INCOME                                     56.            17,187,869

57.58.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 59.            9,578


60.61.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    62.           $ 17,197,447


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED AUGUST 31,

                                                                                      1995                     1994

63.INCREASE (DECREASE) IN NET ASSETS

64.Operations                                                                         $ 17,187,869             $ 13,764,336
Net interest income

65. Net realized gain (loss)                                                           9,578                    2,518

66. 67.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 17,197,447               13,766,854

68.Distributions to shareholders from net interest income                              (17,187,869)             (13,764,336)

69.Share transactions at net asset value of $1.00 per share                            2,232,610,577            3,064,984,625
Proceeds from sales of shares

70. Reinvestment of distributions from net interest income                             12,093,056               8,647,981

71. Cost of shares redeemed                                                            (2,343,183,252)          (3,285,712,520)

72.73.                                                                                 (98,479,619)             (212,079,914)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

74.  75.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (98,470,041)             (212,077,396)

76.NET ASSETS                                                                         77.                      78.

79. Beginning of period                                                                399,332,793              611,410,189

80. End of period                                                                     $ 300,862,752            $ 399,332,793


FINANCIAL HIGHLIGHTS


                                                         YEARS ENDED AUGUST 31,                           TEN MONTHS   YEAR

                                                                                                          ENDED        ENDED

                                                                                                          AUGUST 31,   OCTOBER 31,


                                                         1995                     1994        1993        1992         1991


81.SELECTED PER-SHARE DATA


82.Net asset value, beginning of period                  $ 1.000                  $ 1.000     $ 1.000     $ 1.000      $ 1.000


83.Income from Investment Operations                      .054                     .033        .029        .034         .063

Net interest income


84.Less Distributions                                     (.054)                   (.033)      (.029)      (.034)       (.063)

From net interest income


85.Net asset value, end of period                        $ 1.000                  $ 1.000     $ 1.000     $ 1.000      $ 1.000


86.TOTAL RETURN B                                         5.53%                    3.34%       2.93%       3.44%        6.44%


87.RATIOS AND SUPPLEMENTAL DATA


88.Net assets, end of period (000 omitted)               $ 300,863                $ 399,333   $ 611,410   $ 765,721    $ 851,872


89.Ratio of expenses to average net assets                .42%                     .42%        .42%        .42%A        .42%


90.Ratio of net interest income to average net assets     5.33%                    3.24%       2.89%       4.04%A       6.38%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Domestic Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. At a special meeting of the shareholders of the fund held on December 8, 1994, shareholders approved an Agreement and Plan of Conversion and Termination (the Plan of Conversion), providing for the conversion of the fund from a separate series of a Massachusetts business trust, to a separate series of a Delaware business trust, effective December 29,1994. The individual investment objective, policies and limitations of the fund remain the same, except for the proposals approved by shareholders on December 8, 1994. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $6,000,000 or 2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE - CONTINUED
reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan. DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation, an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
In connection with the Plan of Conversion, a new Management Contract, new Sub-Advisory Agreement and new Distribution and Service Plan identical to those previously in effect became effective on December 29, 1994.
4. BENEFICIAL INTEREST.
At the end of the period, 2 shareholders were each record owners of approximately 10% or more of the total outstanding shares of the fund, totaling 30%.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Domestic Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Fidelity Money Market Trust: Domestic Money Market Portfolio, including the schedules of portfolio investments, as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the ten month period ended August 31, 1992 and for the year then ended October 31, 1991. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Trust: Domestic Money Market Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the ten month period ended August 31, 1992 and for the year then ended October 31, 1991, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 25, 1995














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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Burnell Stehman, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
CUSTODIAN
Morgan Guaranty Trust Company of New York
New York, NY
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES